Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.004	$ 0.004
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	5,839,770	5,839,750
Ordinary shares, shares outstanding	5,839,770	5,839,750